UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-22046

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

	Shares	Value ($)

Common Stocks 77.6%
Australia 13.0%
Abacus Property Group	310,188	225,074
Aspen Group	849,335	775,464
Babcock & Brown Japan Property Trust	372,998	177,455
Becton Property Group	530,964	223,009
Charter Hall Group	80,979	57,840
Compass Hotel Group Ltd.	2,010,839	818,369
Dexus Property Group	823,870	957,977
Galileo Japan Trust	1,110,300	247,915
GEO Property Group	2,238,057	469,115
Goodman Group	503,619	1,015,162
GPT Group	144,018	208,051

ING Industrial Fund (Unit)	456,267	576,835
ING Real Estate Community Living Group (Unit)	1,213,215	307,390
ING Real Estate Entertainment Fund (Unit)	575,390	259,690
Macquarie CountryWide Trust	277,056	217,119
Macquarie DDR Trust	268,100	67,698
Macquarie Leisure Trust Group	662,132	787,844
Macquarie Office Trust	637,000	404,220
Mirvac Industrial Trust (Unit)	1,211,000	174,379
Stockland	510,512	2,279,250
Valad Property Group	652,323	158,883
Westfield Group	468,330	6,390,700

(Cost $28,171,915)		16,799,439
Belgium 1.5%
Befimmo SCA	10,000	1,014,959
Cofinimmo	5,000	873,917

(Cost $2,002,977)		1,888,876
Canada 1.8%
H&R Real Estate Investment Trust (Unit) (Cost $3,565,081)	161,050	2,266,882
China 0.3%
Shui On Land Ltd. (Cost $760,746)	823,500	341,088
Finland 0.9%
Sponda Oyj (Cost $2,630,586)	200,000	1,209,616
France 7.0%
Fonciere des Murs	15,000	422,132
Fonciere des Regions	18,881	1,970,298
Societe de la Tour Eiffel	20,000	1,776,885
Unibail-Rodamco	24,000	4,889,232

(Cost $11,746,706)		9,058,547
Hong Kong 10.0%
Champion Real Estate Investment Trust	5,256,000	2,163,317
Hongkong Land Holdings Ltd.	621,000	1,866,256
Kerry Properties Ltd.	386,000	1,258,859
The Link REIT	3,666,500	7,586,173

(Cost $16,201,775)		12,874,605
Japan 10.8%
AEON Mall Co., Ltd.	26,700	794,854
Japan Real Estate Investment Corp.	294	2,362,743
Japan Retail Fund Investment Corp.	198	813,841
Mitsubishi Estate Co., Ltd.	287,400	5,647,898
Nippon Building Fund, Inc.	295	2,834,387
Nomura Real Estate Office Fund, Inc.	222	1,517,082

(Cost $18,791,867)		13,970,805
Singapore 8.2%
Ascendas India Trust	1,718,000	627,207
Ascendas Real Estate Investment Trust	1,660,148	2,198,901
CapitaCommercial Trust	906,000	838,349
CapitaLand Ltd.	491,000	1,070,049
CapitaMall Trust	1,722,953	2,743,809
Lippo-Mapletree Indonesia Retail Trust	1,272,000	455,608
Macquarie Prime REIT	2,130,000	1,227,757
Suntec Real Estate Investment Trust	1,786,000	1,454,724

(Cost $17,021,414)		10,616,404

Sweden 0.2%
Klovern AB (Cost $523,442)	127,500	327,130
United Kingdom 10.7%
Big Yellow Group PLC	25,000	145,825
British Land Co. PLC	72,000	963,228
Brixton PLC	200,000	746,616
Capital & Regional PLC	305,232	927,988
Conygar Investment Co. PLC*	140,000	317,346
Derwent London PLC	35,010	654,020
Equest Balkan Properties PLC	412,500	451,835
Great Portland Estates PLC	76,516	458,279
Hansteen Holdings PLC	500,000	848,924
Helical Bar PLC	150,000	815,737
Land Securities Group PLC	66,500	1,500,814
Local Shopping REIT PLC	581,000	559,042
London & Stamford Property Ltd.	380,000	684,028
Mapeley Ltd.	50,000	805,929
Minerva PLC*	110,316	68,957
NR Nordic & Russia Properties Ltd.	2,500,00	1,830,140
Segro PLC	226,308	1,693,088
Unite Group PLC	78,050	317,233

(Cost $20,973,769)		13,789,029
United States 13.2%
BioMed Realty Trust, Inc. (REIT)	65,000	1,719,250
Camden Property Trust (REIT)	14,700	674,142
CBL & Associates Properties, Inc. (REIT)	33,950	681,716
Cogdell Spencer, Inc. (REIT)	42,300	678,492
Colonial Properties Trust (REIT)	23,750	443,888
DCT Industrial Trust, Inc. (REIT)	68,650	514,189
Developers Diversified Realty Corp. (REIT)	20,700	655,983
Duke Realty Corp. (REIT)	50,800	1,248,664
Extra Space Storage, Inc. (REIT)	55,300	849,408
FelCor Lodging Trust, Inc. (REIT)	43,600	312,176
General Growth Properties, Inc. (REIT)	31,550	476,405
Host Hotels & Resorts, Inc. (REIT)	66,950	889,766
Inland Real Estate Corp. (REIT)	79,650	1,249,708
Liberty Property Trust (REIT)	30,000	1,129,500
Mack-Cali Realty Corp. (REIT)	31,550	1,068,598
Medical Properties Trust, Inc. (REIT)	20,600	233,810
OMEGA Healthcare Investors, Inc. (REIT)	52,600	1,034,116
Senior Housing Properties Trust (REIT)	35,475	845,369
Simon Property Group, Inc. (REIT)	8,450	819,650
UDR, Inc. (REIT)	58,350	1,525,852

(Cost $19,029,548)		17,050,682

Total Common Stocks (Cost $141,419,826)		100,193,103
Closed End Investment Companies 4.3%
Canada 1.5%
Calloway Real Estate Investment Trust (Cost $2,724,601)	114,300	2,004,076
Luxembourg 1.4%
ProLogis European Properties (Cost $2,576,077)	200,000	1,793,589
Netherlands 1.0%
Nieuwe Steen Investments NV	50,000	1,119,281
Vastned Offices/Industrial NV	10,000	208,854

(Cost $1,735,186)		1,328,135
United Kingdom 0.4
Kenmore European Industrial Fund Ltd. (Cost $922,911)	1,000,000	492,431

Total Closed End Investment Companies (Cost $7,958,775)		5,618,231
Preferred Stocks 8.8%
United States Real Estate Investment Trusts (“REITs”)
Apartment Investment & Management Co., 8.0%, Series V	7,200	121,680
Ashford Hospitality Trust, 8.45%, Series D	43,350	479,560
BioMed Realty Trust, Inc., 7.375%, Series A	153,200	2,731,556
Corporate Office Properties Trust, 7.625%, Series J	46,400	997,136
Digital Realty Trust, Inc., 7.875%, Series B	18,800	360,960
Kilroy Realty Corp., 7.50%, Series F	18,600	293,880
LaSalle Hotel Properties, 7.25%, Series G	39,300	534,480
PS Business Parks, Inc., 6.70%, Series P	26,600	432,250
Public Storage, 6.625%, Series M	50,300	880,250
Public Storage, 7.25%, Series K	46,900	874,685
Regency Centers Corp., 7.25%, Series D	31,000	566,060
SL Green Realty Corp., 7.625%, Series C	31,100	532,743
Tanger Factory Outlet Centers, Inc., 7.50%, Series C	69,700	1,394,000
Taubman Centers, Inc., 7.625%, Series H	12,300	246,000
Taubman Centers, Inc., 8.0%, Series G	18,400	395,600
Vornado Realty Trust, 6.625%, Series I	17,400	287,100
Vornado Realty Trust, 6.75%, Series H	17,100	285,912

Total Preferred Stocks (Cost $16,113,119)		11,413,852
	Principal Amount ($)	Value ($)

Corporate Bonds 0.5%
Italy
Immobiliare Grande Distribuzione, 2.5%, 6/28/2012 (Cost $770,480)	600,000	583,674
Government & Agency Obligation 4.5%
US Treasury Obligation
US Treasury Bill, 1.35% **, 10/16/2008 (a) (Cost $5,813,728)	5,817,000	5,814,138
	Shares	Value ($)

Cash Equivalents 2.9%
Cash Management QP Trust, 2.38% (b) (Cost $3,731,602)	3,731,602	3,731,602
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $175,807,530) †	98.6	127,354,600
Other Assets and Liabilities, Net	1.4	1,791,002

Net Assets	100.0	129,145,602
Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Annualized yield at time of purchase; not a coupon rate.

†

The cost for federal income tax purposes was $176,039,288. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $48,684,688. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $748,426 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $49,433,114.

(a)					At September 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At September 30, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Bond	12/15/2008	47	5,522,990	5,593,019	70,029
10 Year US Treasury Note	12/19/2008	319	36,976,979	36,565,375	(411,604)
2 Year US Treasury Note	12/30/2008	24	5,091,442	5,122,500	31,058
EOE Dutch Stock Index	12/19/2008	5	517,951	468,094	(49,857)
Hang Seng Stock Index	10/30/2008	38	4,632,585	4,424,528	(208,057)
IBEX 35 Index	10/17/2008	7	1,071,259	1,079,325	8,066
S&P MIB Index	12/19/2008	26	4,858,899	4,700,899	(158,000)
S&P 500 E-Mini	12/19/2008	127	7,596,311	7,423,150	(173,161)
S&P TSE 60 Index	12/18/2008	3	412,559	399,211	(13,348)
SPI 200 Index	12/18/2008	1	93,568	92,558	(1,010)
United Kingdom Treasury Bond	12/29/2008	135	26,838,316	26,917,101	78,785
Total net unrealized depreciation					(827,099)

At September 30, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	12/18/2008	25	2,794,821	2,752,408	42,413
10 Year Federal Republic of Germany Bond	12/8/2008	221	35,483,242	35,801,024	(317,782)
10 Year Japanese Government Bond	12/11/2008	15	19,410,940	19,398,242	12,698
CAC 40 Index	10/17/2008	78	4,477,219	4,442,300	34,919
DAX Index	12/19/2008	11	2,318,837	2,279,510	39,327

DJ Euro Stoxx 50 Index	12/19/2008	74	3,219,267	3,189,907	29,360
FTSE 100 Index	12/19/2008	19	1,692,082	1,679,838	12,244
Russell E-Mini 2000 Index	12/19/2008	38	2,625,616	2,577,920	47,696
Topix Index	12/12/2008	35	3,997,743	3,573,880	423,863
Total net unrealized appreciation					324,738

As of September 30, 2008, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
USD	1,273,862	CAD	1,368,000	12/15/2008	14,668
USD	840,644	JPY	89,091,000	12/15/2008	6,361
USD	6,464,640	NZD	10,101,000	12/15/2008	233,306
USD	35,817,406	SGD	51,629,000	12/15/2008	246,187
Total unrealized appreciation					500,522

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
AUD	35,000	USD	27,534	12/15/2008	(23)
CHF	5,697,000	USD	5,006,151	12/15/2008	(99,076)
DKK	27,529,000	USD	5,133,039	12/15/2008	(81,651)
EUR	10,157,000	USD	14,128,793	12/15/2008	(216,500)
GBP	8,353,000	USD	14,581,916	12/15/2008	(308,814)
HKD	10,682,000	USD	1,372,126	12/15/2008	(5,197)
USD	21,575,616	NOK	126,637,000	12/15/2008	(121,899)
USD	1,665,793	SEK	11,443,000	12/15/2008	(11,685)
Total unrealized depreciation					(844,845)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar
HKD	Hong Kong Dollar

At September 30, 2008 the DWS RREEF World Real Estate & Tactical Strategies Fund, Inc. had the following real estate sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks
Diversified	45,311,118	40.6%
Shopping Centers	25,582,642	22.9%
Office	17,720,335	15.9%
Industrial	5,336,330	4.8%
Hotels	3,294,041	2.9%
Storage	2,791,787	2.5%
Health Care	2,750,168	2.5%
Apartments	2,731,556	2.5%
Life Sciences Tools & Services	2,681,763	2.4%
Regional Malls	2,619,371	2.3%
Leisure Equipment & Products	787,844	0.7%
Total Common and Preferred Stocks	111,606,955	100.0%

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 36,467,093	$ (502,361)
Level 2	90,887,507	(344,323)
Level 3	-	-
Total	$ 127,354,600	$ (846,684)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Global Commodities Stock Fund, Inc.

Daily Assets Fund Institutional, a series of DWS Institutional Funds

DWS Commodity Securities Fund, a series of DWS Institutional Funds

The European Equity Fund, Inc.

The New Germany Fund, Inc.

Cash Management Portfolio

Prime Series, a series of Cash Reserve Fund, Inc.

DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

NY Tax Free Money Fund, a series of DWS Advisor Funds

Tax Free Money Fund Investment, a series of DWS Advisor Funds

DWS Communications Fund, Inc.

DWS Equity 500 Index Portfolio

DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

Cash Management Fund Institutional, a series of DWS Institutional Funds

Cash Reserves Fund Institutional, a series of DWS Institutional Funds

DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

DWS Equity 500 Index Fund, a series of DWS Institutional Funds

DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

DWS S&P 500 Index Fund, a series of DWS Investment Trust

DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

DWS Money Market Series, a series of DWS Money Market Trust

DWS RREEF Real Estate Fund II, Inc.

DWS RREEF Real Estate Fund, Inc.

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

DWS Variable Series I

DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 14, 2008